Organization, Consolidation and Presentation of Financial Statements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Nature of Operations

1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Goldrich Mining Company (“Company”) was incorporated under the laws of the State of Alaska on March 26, 1959. The Company is engaged in the business of acquiring and exploring mineral properties throughout the Americas, primarily those containing gold and associated base and precious metals.  During 2011 all of the Company’s activities were focused on the Chandalar property in Alaska.  The Company’s common stock trades on the FINRA OTCBB exchange under the ticker symbol GRMC.

The accompanying consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern. The Company is an exploration stage company and has incurred losses since its inception. In connection with management’s election to complete the full 2011 exploration program, together with staking additional mining claims, management re-evaluated its cash position and has determined that as of the date of this report, the Company does not have sufficient cash to fund normal operations and meet debt obligations for the next 12 months without deferring payment on certain current liabilities and raising additional funds. The Company raised $285,666 net cash proceeds from the exercise of warrants and $4,794,098 net cash from the issuance of common stock during the year ended December 31, 2011. The Company believes that the going concern condition cannot be removed with confidence until the Company has entered into a business climate where funding of its activities is more assured.

The Company currently has no historical recurring source of revenue and its ability to continue as a going concern is dependent on the Company’s ability to raise capital to fund its future exploration and working capital requirements or its ability to profitably execute its business plan. The Company’s plans for the long-term return to and continuation as a going concern include financing the Company’s future operations through sales of its common stock and/or debt and the eventual profitable exploitation of its mining properties. Additionally, the current capital markets and general economic conditions in the United States are significant obstacles to raising the required funds. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern. If the going concern basis were not appropriate for these financial statements, adjustments would be necessary in the carrying value of assets and liabilities, the reported expenses and the balance sheet classifications used.

Basis of Accounting

1.   BASIS OF PRESENTATION:

The unaudited financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States of America for interim financial information, as well as the instructions to Form 10-Q.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements.  In the opinion of the Company’s management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of the interim financial statements have been included.  Operating results for the three-month period ended March 31, 2012 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2012.

For further information refer to the financial statements and footnotes thereto in the Company’s Annual Report on Form 10-K for the year ended December 31, 2011.

Net Loss Per Share

Basic EPS is computed as net income available to common shareholders after dividends to preferred shareholders, divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible debt and securities. The dilutive effect of vested convertible and exercisable securities would be:

	March 31,	March 31,
For periods ended	2012	2011

Convertible preferred stock	1,050,000	1,050,000
Stock options	3,570,000	3,065,000
Warrants	33,542,130	5,851,803
Total possible dilution	38,162,130	9,966,803

For the three-month periods ended March 31, 2012 and March 31, 2011, the effect of the Company’s outstanding options and common stock equivalents would have been anti-dilutive.

Reclassifications

Certain reclassifications have been made to conform prior periods’ presentation to the current presentation. These reclassifications have no effect on the results of operations or stockholders’ equity.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Significant estimates used in preparing these financial statements include those assumed in estimating the recoverability of the cost of mining claims, accrued remediation costs, fair value of warrants, and deferred tax assets and related valuation allowances. Actual results could differ from those estimates.

Fair Value Measures

Our financial instruments consist principally of cash and equipment notes payable. These instruments do not require recurring re-measurement at fair value.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Instruments

Our financial instruments consist principally of cash and cash equivalents and equipment notes payable, the carrying value of which approximate their fair value at December 31, 2011.

Exploration Stage Enterprise

Since the Company is in the exploration stage of operation, the Company’s financial statements are prepared in accordance with the provisions of ASC 915 Development Stage Enterprises, as it devotes substantially all of its efforts to acquiring and exploring mining interests that management believes should eventually provide sufficient net profits to sustain the Company’s existence. Until such interests are engaged in commercial production, the Company will continue to prepare its consolidated financial statements and related disclosures in accordance with this standard.

Consolidation of and Accounting for Subsidiary

During the years ended December 31, 2011 and 2010, the Company operated a subsidiary in Mexico to account for winding up expenses related to an exploration property formerly held by the Company in that country. This subsidiary, Minera LSG, is included in the accompanying financial statements by consolidation of the Statements of Operations for the years then ended and the Balance Sheets as of December 31, 2011 and December 31, 2010, with all intercompany balances and investment accounts eliminated.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Significant estimates used in preparing these financial statements include those assumed in estimating the recoverability of the cost of mining claims, accrued remediation costs, and deferred tax assets and related valuation allowances. Actual results could differ from those estimates.

Derivative Financial Instruments

The Company accounts for derivative financial instruments in accordance with ASC 815 Derivatives and Hedging, This guidance requires recognition of all derivatives as either assets or liabilities on the balance sheet and measurement of those instruments at fair value. Appropriate accounting for changes in the fair value of derivatives held is dependent on whether the derivative instrument is designated and qualifies as an accounting hedge and on the classification of the hedge transaction.  The Company has no derivative financial instruments at December 31, 2011 and 2010.

Reclassifications

Certain reclassifications have been made to conform prior periods’ data to the current presentation. These reclassifications have no effect on the results of reported operations or stockholders’ equity (deficit).

Cash and Cash Equivalents

For the purposes of the balance sheet and statement of cash flows, the Company considers all highly liquid investments purchased with an original maturity of three months or less to be a cash equivalent. Cash or cash equivalents which secure debt instruments, credit facilities, reclamation or environmental bonds, or that are otherwise limited or restricted in their usage, are reported separately and not included in cash and cash equivalents.

Gold Inventory

The Company values gold inventory at the lower of net production cost or net realizable value. For the period ended December 31, 2010, direct costs of production plus indirect costs reasonably allocable to the production of gold in the mining operation were allocated to the cost of gold ounces produced. These costs were charged against cost of sale or inventory based upon ounces of alluvial gold sold or remaining in inventory, respectively.   There was no gold inventory from production during the year ended and at December 31, 2011.

Plant, Equipment, and Accumulated Depreciation

Plant and equipment are stated at cost, which is determined by cash paid or fair value of the shares of the Company’s common stock issued. The Company’s mill buildings and equipment are located on the Company’s unpatented state mining claims located in the Chandalar mining district of Alaska. All mill buildings and equipment purchased prior to 2006 are fully depreciated. The Company’s equipment is located at the Chandalar property in Alaska, with a small amount of office equipment located at Company offices in Spokane, Washington. Assets are depreciated on a straight line basis. Improvements which significantly increase an asset’s value or significantly extend its useful life are capitalized and depreciated over the asset’s remaining useful life.

Mining Properties and Claims

The Company capitalizes costs for acquiring mineral properties and expenses costs to maintain mineral rights and leases as incurred. Should a property reach the production stage, these capitalized costs would be amortized using the units-of-production method on the basis of periodic estimates of ore reserves. Mineral properties are periodically assessed for impairment of value, and any subsequent losses are charged to operations at the time of impairment. If a property is abandoned or sold, its capitalized costs are charged to operations.

Mine Preparation Costs

Mine preparation costs are expenditures incurred in the exploration stage that may ultimately benefit production are expensed due to the lack of proven and probable reserves, which would indicate future recovery of these expenses. These costs are expensed in the period in which they occur.

Exploration Costs

Exploration costs are expensed in the period in which they occur.

Foreign Currency Translation

Assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the exchange rate on the balance sheet date. Revenues, costs, and expenses are translated using an average rate during the period. Realized and unrealized foreign currency transaction gains and losses are included in the consolidated statement of operations.

Income Taxes

Income taxes are recognized in accordance with ASC 740 Income Taxes, whereby deferred income tax liabilities or assets at the end of each period are determined using the tax rate expected to be in effect when the taxes are actually paid or recovered. A valuation allowance is recognized on deferred tax assets when it is more likely than not that some or all of these deferred tax assets will not be realized. ASC 740 prescribes a recognition threshold and measurement attribute for the recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company has assessed its tax positions and has determined that it has not taken a position that would give rise to an unrecognized tax liability being reported. In the event that the Company is assessed penalties and or interest; penalties will be charged to other operating expense and interest will be charged to interest expense.

Net Loss Per Share

Basic EPS is computed as net income available to common shareholders after dividends to preferred shareholders, divided by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur from common shares issuable through stock options, warrants, and other convertible debt and securities. The dilutive effect of vested convertible and exercisable securities would be:

For years ended December 31,	2011	2010

Convertible preferred stock	1,050,000	2,550,000
Stock options	3,570,000	2,815,000
Warrants	33,542,130	7,280,135
Total possible dilution	38,162,130	12,645,135

At December 31, 2011 and 2010, the effect of the Company’s outstanding options and common stock equivalents would have been anti-dilutive. Accordingly, only basic EPS is presented.

Revenue Recognition

Revenue from the sale of gold is recorded net of smelter or refinery treatment and refining charges. Revenue is recognized when persuasive evidence of an arrangement exists, title and risk passes to the buyer, collection is reasonably assured and price is reasonably determinable. When alluvial gold is placed with the smelter, revenue is recognized and cash is remitted for any ounces of alluvial gold sold to the smelter, converted to ounces of fine gold at an assumed smelting loss percentage. Pricing of the sale is at the market price of gold on the date of sale. The number of gold ounces sold at deposit is limited to a certain percentage of the ounces of alluvial gold deposited, as agreed in each case with the smelter. Ounces not sold are smelted and retained in the Company’s inventory in a secured metals account at the smelter. Subsequent sales of gold from inventory are made at then-current market prices, with smelter treatment and refining charges deducted, and net cash proceeds are remitted to the Company.

Share-Based Compensation

The Company periodically issues common shares or options to purchase shares of the Company’s common shares to its officers, directors or other parties. These issuances are recorded at fair value for both the common shares issued and options granted. The Company uses a Black Scholes valuation model for determining fair value of options to purchase shares, and compensation expense is recognized ratably over the vesting periods on a straight line basis. Compensation expenses for grants that vest upon issue are recognized in the period of grant.

Deferred Financing Costs

Financing costs incurred in connection with the Company’s financing activities are deferred and amortized using the effective interest method over the life of the related financing.

Reclamation and Remediation

The Company’s operations have been, and are subject to, standards for mine reclamation that have been established by various governmental agencies. The Company records the fair value of an asset retirement obligation as a liability in the period in which the Company incurs a legal obligation for the retirement of tangible long-lived assets. A corresponding asset is also recorded and depreciated over the life of the asset. After the initial measurement of the asset retirement obligation, the liability will be adjusted at the end of each reporting period to reflect changes in the estimated future cash flows underlying the obligation. Determination of any amounts recognized upon adoption is based upon numerous estimates and assumptions, including future retirement costs, future inflation rates and the credit-adjusted risk-free interest rates.

For non-operating properties, the Company accrues costs associated with environmental remediation obligations when it is probable that such costs will be incurred and they are reasonably estimable. Such costs are based on management’s estimate of amounts expected to be incurred when the remediation work is performed.

Fair Value Measures

Accounting principles requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

•         Level 1: applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

•         Level 2: applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•         Level 3: applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Our financial instruments consist principally of cash and cash equivalents. The table below sets forth our assets and liabilities measured at fair value, on a recurring basis and the fair value calculation input hierarchy level that we have determined applies to each asset and liability category.

	Balance December 31, 2011	Balance December 31, 2010	Input Hierarchy level

Cash and cash equivalents	$ 585,694	$ 342,871	Level 1

Financial Instruments Potentially Settled in Shares of Company Stock

From time to time, the Company enters into transactions which contain conversion privileges, the settlement of which may entitle the holder or the Company to settle obligations by issuance of Company securities. These transactions, the value of which may be derived from the fair value of Company securities, are accounted for in accordance with ASC 470. Fair value considerations required by this pronouncement are estimated using the Black-Scholes option pricing model.

When the Company enters into transactions that contain beneficial conversion features or warrants, the proceeds of those transactions are allocated between the components of the transaction, with beneficial conversion features (a conversion price which is less than the market price at the date of issue) charged to additional paid-in capital and amortized over the life of the vesting period of the conversion feature as a deemed dividend, and warrants are recorded at their fair value at the date of issue. In 2009, the Company issued Convertible Preferred Stock with a beneficial conversion feature and entered into notes payable in gold which had a warrant attached to the gold contract. The valuation of the Preferred Stock was reduced by the beneficial conversion feature and charged to additional paid-in capital. Because the right to convert the Preferred Stock was immediately available to the purchasers of the stock, the beneficial conversion feature was immediately recorded as a deemed dividend, which was also credited to additional paid-in capital to increase the carrying value of the Preferred Stock. The warrants issued as part of the notes payable in gold were charged to additional paid-in capital at their fair value on the date of issuance calculated using a Black Scholes fair value model. This charge decreased the notes payable in gold liability and was amortized over the term of the note payable as interest expense.

New Accounting Pronouncements

Management has reviewed and evaluated new accounting pronouncements and determined that none apply to the Company at this time.

Liquidity Disclosure

 2.    GOING CONCERN

The accompanying consolidated financial statements have been prepared under the assumption that the Company will continue as a going concern. The Company is an exploration stage company and has incurred losses since its inception and does not have sufficient cash at March 31, 2012 to fund normal operations and meet debt obligations for the next 12 months.

The Company currently has no historical recurring source of revenue and its ability to continue as a going concern is dependent on the Company’s ability to raise capital to fund its future exploration and working capital requirements or its ability to profitably execute a mining plan. The Company’s plans for the long-term return to and continuation as a going concern include financing the Company’s future operations through sales of its common stock and/or debt and the eventual profitable exploitation of its mining properties.  Additionally, the current capital markets and general economic conditions in the United States are significant obstacles to raising the required funds. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

As described in Note 8 Subsequent Events, the Company has entered into a joint venture agreement which will provide approximately $8.5 million of financing in the form of loans, funded expenses, capital equipment purchases and common stock purchases to fund mining activities on the Company’s alluvial deposits. Of this amount, $350,000 of common stock purchases has been completed prior to the filing of this report. The completion of this funding and a successful mining operation may provide the long-term financial strength for the Company to exit the going concern condition in future years.

The consolidated financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern. If the going concern basis was not appropriate for these financial statements, adjustments would be necessary in the carrying value of assets and liabilities, the reported expenses and the balance sheet classifications used.